Income Taxes - Schedule of Reconciliation of Income Tax Expenses Computed at the Statutory Tax (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expenses Computed at the Statutory Tax [Abstract]
Net income before tax		$ 52,522,773	$ 41,281,557	$ 9,889,155
Provision for income taxes at Vietnam statutory income tax rate (20%)		10,504,555	8,256,311	1,997,831
Effect of non-deductible expenses		35,977	1,835	99,413
Effect of preferential income taxes		959,597	(1,740,475)	(2,097,244)
Effect of different income tax rates in other jurisdictions		803,732	(5,951,672)
Effect of changes in tax rates			(259,743)
Effect of changes in valuation allowance		2,734,014	474,982
Effect of true-up on net operating losses		82,143
Effect of state income taxes, net of federal benefit*	[1]	250,223
Effective income tax expenses		$ 15,370,241	$ 781,238

[1]	For the year ended December 31, 2025, the Company did not recognize a current federal tax benefit related to state income taxes as it incurred a federal net operating loss.